SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Intellectual Property [Member]
Gross Carrying Value	$ 1,000	$ 1,000
Accumulated Amortization and Impairment	1,000	800
Patents [Member]
Gross Carrying Value	14,320	14,320
Accumulated Amortization and Impairment	$ 14,320	$ 14,320